CECL (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, past due	SFr 0	SFr 0
Other financial assets held at amortized cost, total	SFr 1,455	SFr 1,765